Other Assets (Tables)	12 Months Ended
Dec. 31, 2017
Miscellaneous non-current assets [abstract]
Schedule of other assets

Other Assets
($ millions)	December 31, 2017	December 31, 2016
Long-term receivables	144	117
Leasehold incentives	2	13
Precious metals	21	23
Other	18	19
End of period	185	172